INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS

5.       INVESTMENTS

Held-to-maturity investments

As of December 31, 2020, the Group’s held-to-maturity investments mainly consisted of principal-guaranteed products that have stated maturity within one year. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximated their amortized costs considering their short-term maturities and high credit quality. No allowance for credit loss was recognized for the years ended December 31, 2018, 2019 and 2020.

Interest income of held-to-maturity investments of RMB7,022,  RMB5,833 and RMB73 was recognized in the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020, respectively.

Available-for-sale investments

As of December 31, 2020, the Group’s available-for-sale investments mainly consisted of investments in debt securities. The Group measured the available-for-sale investments at fair value, with changes in fair value deferred in other comprehensive income/(loss). Changes in fair value of available-for-sale investments, net of tax, for the years ended December 31, 2018, 2019 and 2020 were RMB2,414,  RMB3,839 and RMB3,546, respectively, recorded in other comprehensive income/(loss). No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020.

Interest income of available-for-sale investments of RMB28,989,  RMB24,394 and RMB11,454 was recognized in the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020, respectively.

The additional information about cost and fair value of available-for-sale investments as of December 31, 2019 and 2020 is as follows:

Unrealized gains in
accumulated other
		comprehensive	Impact of
	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	460,027	1,014	(50)	460,991

Unrealized gains in
accumulated other
		comprehensive	Impact of
	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	171,189	4,559	(233)	175,515